Convertible Preferred Shares and Shareholders' Equity (Deficit) - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended	4 Months Ended
	Sep. 19, 2024 USD ($) $ / shares shares	Jun. 30, 2025 shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) vote $ / shares shares	Sep. 30, 2025 vote $ / shares shares	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jun. 13, 2025 $ / shares shares	Jun. 12, 2025 $ / shares shares	Feb. 14, 2025 $ / shares
Class of Stock [Line Items]
Common stock, authorized (in shares)				40,000,000	175,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, issued (in shares)				1,018,604	13,892,516
Common stock, outstanding (in shares)				1,018,604	13,892,516
Common stock, number of votes | vote				1	1
Common stock reserved for issuance of conversion shares (in shares)				3,972,893	12,340,650
Cash dividends | $				$ 0.0
Pre-Funded Warrant
Class of Stock [Line Items]
Estimated purchase price warrants (in dollars per share) | $ / shares								$ 1.000	$ 1.9109	$ 1.9109
Estimated purchase price (in dollars per share) | $ / shares									13.22
Warrants exercised (in shares)					0
Ordinary Shares
Class of Stock [Line Items]
Estimated purchase price (in dollars per share) | $ / shares									$ 1.9110	$ 1.9110
Warrants, exercisable (in shares)								2,767,122	19,149,690
Common stock, issued (in shares)				722,500
Common stock, outstanding (in shares)				722,500
Closing of underwritten public offering, minimum price | $ / shares				$ 1.00
Closing of underwritten public offering, minimum proceeds | $				$ 50.0
Series Seed Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, conversion ratio				0.0001445
Conversion price (in dollars per share) | $ / shares	$ 0.20
Series Seed Convertible Preferred Stock | Related Party | Fairmount Healthcare Fund II L.P.
Class of Stock [Line Items]
Convertible preferred stock, issued (in shares)	20,000,000		20,000,000
Convertible preferred stock, purchase price (in dollars per share) | $ / shares	$ 0.20		$ 0.20
Issuance of Series Seed convertible preferred stock | $	$ 4.0		$ 4.0
Series A Non-Voting Preferred Shares
Class of Stock [Line Items]
Number of exercisable shares (in shares)		2,890
Convertible preferred stock, conversion ratio					1,000
RSAs
Class of Stock [Line Items]
Common stock, issued (in shares)				296,104	168,215
Common stock, outstanding (in shares)				296,104	168,215
Early Exercised Stock Options
Class of Stock [Line Items]
Common stock, issued (in shares)					811.00
Common stock, outstanding (in shares)					811.00